Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through other comprehensive income [Abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	30 June 2024	31 December 2023
Equity securities	2,364	1,885
Debt securities [1]	42,647	38,281
Loans and advances [1]	1,331	951
	46,343	41,116
1 Debt securities include an amount of EUR -9 million (31 December 2023: EUR -13 million) and the Loans and advances includes EUR -4 million (31 December 2023: EUR -8 million) of Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	30 June 2024	31 December 2023	30 June 2024	30 June 2023
Investment in Bank of Beijing	2,066	1,590
Other Investments	298	295	8	2
	2,364	1,885	8	2

Summary of changes in fair value through other comprehensive income financial assets
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income (FVOCI).

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	1,885	1,887	39,231	29,739	41,116	31,625
Additions	3	28	11,037	19,967	11,040	19,995
Amortisation				31		31
Transfers and reclassifications		5				5
Changes in unrealised revaluations [2]	462	68	-641	657	-179	725
Impairments				-1		-1
Reversals of impairments			4	6	4	6
Disposals and redemptions		-2	-5,915	-11,912	-5,915	-11,913
Exchange rate differences	14	-100	259	751	273	651
Changes in the composition of the group and other changes			5	-6	5	-6
Closing balance	2,364	1,885	43,979	39,231	46,343	41,116
1Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 12 'Equity' for details on the changes in revaluation reserve.